UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9012

Smith Barney Institutional Cash Management Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 5/31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

CASH PORTFOLIO

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

GOVERNMENT PORTFOLIO

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

MUNICIPAL PORTFOLIO

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Smith Barney Institutional Cash Management Fund Inc.

Date: August 26, 2005